Fair Value Measurements (Tables)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Fair Value Measurements {1}
Financial liability measure at fair value on a recurring basis
Balance, July 1, 2013	$126,269
Issued during the Year ended June 30, 2014	150,444
Change in fair value recognized in operations	(65,319)
Balance, June 30, 2014	$211,394
Issued during the Year ended June 30, 2015	784,377
Converted during the Year ended June 30, 2015	(1,100,218)
Change in fair value recognized in operations	11,608,504

Fair Value, Liabilities Measured on Recurring Basis
Balance, July 1, 2014	$211,394
Issued during the year ended June 30, 2015	784,377
Change in fair value recognized in operations	(11,608,504)
Converted during the year	(1,100,218)

Black-Scholes option pricing model assumptions
	2016	2017
Estimated Dividends	None	None
Expected Volatility	45%	223% to 355%
Risk Free Interest Rate	.12%	.90% to .27%
Expected Term	1 to 5.5 years	.01 to 1 year

Balance, June 30, 2015	$11,504,057
Estimated Dividends	None
Expected Volatility	223% to 355%
Risk Free Interest Rate	0.90 – 0.27%
Expected Term	.01 to 1 years

Black-Scholes option pricing model assumptions.

Balance, June 30, 2015	$11,504,057
Issued during the year ended June 30, 2016	3,887,618
Converted during the year ended June 30, 2016	($2,102,681)
Change in fair value recognized in operations	($11,071,250)
Balance, June 30, 2016	2,217,774